Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Overseas Fund - Fidelity Overseas Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	26.79%
Annual Return 2014	(3.64%)
Annual Return 2015	8.25%
Annual Return 2016	(1.32%)
Annual Return 2017	29.65%
Annual Return 2018	(14.69%)
Annual Return 2019	28.42%
Annual Return 2020	15.42%
Annual Return 2021	19.36%
Annual Return 2022	(24.79%)